COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	Commitments and Contingencies

First Financial offers a variety of financial instruments including loan commitments and letters of credit to assist clients in meeting their requirement for liquidity and credit enhancement. GAAP does not require these financial instruments to be recorded in the Consolidated Financial Statements.

First Financial utilizes the same credit policies in issuing commitments and conditional obligations as it does for credit instruments recorded on the Consolidated Balance Sheets. First Financial’s exposure to credit loss in the event of non-performance by the counterparty is represented by the contractual amounts of those instruments. First Financial estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company in accordance with ASC 326. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated useful life consistent with the Company's ACL methodology for loans and leases. Adjustments to the reserve for unfunded commitments are recorded in Provision for (recapture of) credit losses - unfunded commitments in the Consolidated Statements of Income. First Financial had $20.2 million and $16.9 million of reserves for unfunded commitments recorded in Accrued interest and other liabilities on the Consolidated Balance Sheets as of December 31, 2025 and 2024, respectively.

Loan commitments. Loan commitments are agreements to extend credit to a client absent any violation of conditions established in the commitment agreement.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The amount of collateral obtained, if deemed necessary by First Financial upon extension of credit, is based on management’s credit evaluation of the client.  The collateral held varies, but may include securities, real estate, inventory, plant or equipment.  First Financial had commitments to extend credit of $4.5 billion and $3.8 billion at December 31, 2025 and 2024, respectively. As of December 31, 2025, commitments with a fixed interest rate totaled $75.0 million while commitments with variable interest rates totaled $4.4 billion. At December 31, 2024, commitments with a fixed interest rate totaled $69.3 million while commitments with variable interest rates totaled $3.7 billion. First Financial's fixed rate commitments have interest rates ranging from 0.00% to 21.00% and maturities ranging from less than 1 year to 31.6 years for both December 31, 2025 and 2024.

The following table presents by type First Financial's active loan balances and related obligations to extend credit:

	December 31, 2025		December 31, 2024
(dollars in thousands)	Unfunded commitment	Loan balance	Unfunded commitment	Loan balance
Commercial & industrial	$2,066,620	$4,632,241	$1,887,965	$3,815,858
Lease financing	0	638,527	0	598,045
Construction real estate	680,920	677,339	327,743	779,446
Commercial real estate-investor	204,747	3,246,889	95,810	3,093,384
Commercial real estate-owner	39,973	1,137,667	40,791	968,360
Residential real estate	0	1,832,184	76,401	1,462,284
Home equity	1,103,581	1,005,204	1,002,965	849,039
Installment	48,606	188,694	33,200	133,051
Credit card	323,281	65,325	285,782	62,311
Total	$4,467,728	$13,424,070	$3,750,657	$11,761,778
Letters of credit. Letters of credit are conditional commitments issued by First Financial to guarantee the performance of a client to a third party.  First Financial’s letters of credit consist of performance assurances made on behalf of clients who have a contractual commitment to produce or deliver goods or services.  The risk to First Financial arises from its obligation to make payment in the event of the client's contractual default to produce the contracted good or service to a third party.  First Financial has issued letters of credit totaling $36.6 million and $25.1 million at December 31, 2025, and 2024, respectively. Management conducts regular reviews of these instruments on an individual client basis.

Risk participation agreements. In conjunction with participating interests in commercial loans, First Financial periodically enters into risk participation agreements with counterparties whereby First Financial either assumes or sells a portion of the credit exposure associated with an interest rate swap on the participated loan in exchange for a fee. Under these agreements, First Financial will either make a payment to or receive a payment from the counterparty if the loan customer defaults on its obligation to perform under the interest rate swap contract. The total notional amount of the risk participation agreements was $335.0 million and $310.7 million at December 31, 2025 and 2024, respectively.

Affordable housing projects and other tax credit investments. First Financial is a limited partner in several tax-advantaged limited partnerships whose purpose is to invest in approved qualified affordable housing, renewable energy, or other renovation or community revitalization projects. These investments are included in Accrued interest and other assets in the Consolidated Balance Sheets, with any unfunded commitments included in Accrued interest and other liabilities in the Consolidated Balance Sheets. As of December 31, 2025, First Financial expects to recover its remaining investments through the use of the tax credits that are generated by the investments.

First Financial adopted ASU 2023-02 effective January 1, 2024, using the modified retrospective basis. This ASU was required for fiscal years beginning after December 15, 2023 and expanded the scope of the proportional amortization method to equity investments beyond LIHTC investments. First Financial has made an accounting policy election to apply PAM to the following tax credit programs: HTC, NMTC, and renewable energy tax credits. For each program that First Financial elected to the apply proportional amortization method, First Financial analyzed each investment individually under the scope criteria to determine if PAM applies. First Financial determined that it was eligible to apply PAM to certain HTC investments, however not every HTC investment qualified under the existing guidance. At the time of adoption, First Financial's existing NMTC and renewable energy tax credits were not eligible to apply PAM. Consistent with the guidance set forth in the ASU, First Financial recorded a $0.6 million adjustment to retained earnings to account for the transition of qualified HTC that transitioned to PAM during the first quarter of 2024.

The following table summarizes First Financial's investments in affordable housing projects and other tax credit investments.

(Dollars in thousands)		December 31, 2025		December 31, 2024
Investment	Accounting Method	Investment	Unfunded commitment	Investment	Unfunded commitment
LIHTC	Proportional amortization	$169,031	$81,482	$148,942	$72,830
HTC	Proportional amortization	9,874	56	14,077	56
HTC	Equity	8,322	5,855	8,781	6,656
NMTC	Equity	290	0	1,191	0
Renewable energy	Equity	24,765	15,597	10,571	222
Total		$212,282	$102,990	$183,562	$79,764
The following tables summarize First Financial's amortization expense and tax benefit recognized in affordable housing projects and other tax credit investments.

		Twelve months ended
(Dollars in thousands)		December 31, 2025		December 31, 2024		December 31, 2023
Investment	Accounting Method	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)
LIHTC	Proportional amortization	$17,383	$(17,921)	$15,481	$(15,662)	$14,545	$(14,563)
HTC	Proportional amortization	4,203	(4,132)	3,057	(4,417)	0	0
HTC	Equity	459	(406)	1,420	(403)	0	(319)
NMTC	Equity	0	0	125	(5)	415	(210)
Renewable energy	Equity	676	(705)	12,851	(12,667)	0	0
Total		$22,721	$(23,164)	$32,934	$(33,154)	$14,960	$(15,092)

(1) The amortization expense for the LIHTC investments is included in Income tax expense. The amortization expense for the equity method investments is included in other noninterest expense.
(2) All of the tax benefits recognized are included in Income tax expense. The tax benefit recognized for the equity method investments primarily reflects the tax credits generated from the investments and excludes the net tax expense (benefit) and deferred tax liability of the investments’ income (loss).

Contingencies/Litigation. As part of the ordinary course of business, First Financial and its subsidiaries are parties to litigation, including claims to the ownership of funds in particular accounts, the collection of delinquent accounts, challenges to security interests in collateral, foreclosure interests that are incidental to our regular business activities and other matters. First Financial and its subsidiaries are engaged in various matters of litigation and have a number of unresolved claims pending. While the ultimate liability with respect to these litigation matters and claims cannot be determined at this time, First Financial believes that damages, if any, and other amounts relating to pending matters are not probable or cannot be reasonably estimated as of December 31, 2025. Reserves are established for these various matters of litigation, when appropriate, under FASB ASC Topic 450, Contingencies, based in part upon the advice of legal counsel. First Financial had no reserves related to litigation matters as of December 31, 2025 or December 31, 2024.